Capital - Share Based Payments (Details)	Jun. 30, 2021 shares € / shares
Warrant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	6,398,008
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	642,315
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,524,934
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	4,230,759
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	5,661,417
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	425,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	225,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	225,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	85,950
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	60,100
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	60,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	2,720
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	1,045,722
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	550
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,450
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	188,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	251
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	135
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	2,100
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	273,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	50,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	333,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	250,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	833
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	4,892
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	489,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	800
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,600
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	160,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	110,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	140,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	187,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	187,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	60,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	200,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	85,650
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	25,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	57,376
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	57,376
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	79,861
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	79,861
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	176,092
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	590,558
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	590,558
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	710,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	710,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	72,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	30,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	30,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	149,600
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	397,100
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	397,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	325,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	325,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	183,060
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	41,940
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	41,940
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	191,140
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	46,360
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	46,360
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	75,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	70,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	14,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 11.00